Consolidated statements of net income (loss) (Parenthetical) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Statement of comprehensive income [abstract]
Impairment charge and one time costs related to sublease	R$ 2,873,157